Significant Accounting Policies (Detail) $ in Thousands, ₩ in Millions		1 Months Ended		12 Months Ended
		Nov. 30, 2015 KRW (₩)	Aug. 31, 2013 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)	Oct. 31, 2010
Subsidiary or Equity Method Investee
Balance of accumulated other comprehensive income				₩ 624	$ 534	₩ (3)	₩ 1,225
Gravity Interactive, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership				100.00%	100.00%
Gravity Entertainment Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership				100.00%	100.00%
NeoCyon, Inc.
Subsidiary or Equity Method Investee
Percentage of Ownership				96.11%	96.11%
Gravity Games Corporation
Subsidiary or Equity Method Investee
Percentage of Ownership	[1]			85.50%	85.50%
Changes in ownership interest in subsidiaries			₩ 319
Percentage of Ownership			34.67%					50.83%
Gravity Middle East & Africa FZ-LLC
Subsidiary or Equity Method Investee
Gravity Middle East & Africa FZ LLC	[2]			Liquidation	Liquidation
Balance of accumulated other comprehensive income		₩ 624

[1]	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corporation. Based on the shareholders' meeting held on March 28, 2011, Barunson Interactive Corporation changed its name to Gravity Games Corporation. In August 2013, the Company additionally acquired 34.67% of the share capital of Gravity Games Corporation through additional capital increase. As a result of increase in ownership interest, additional paid-in capital was decreased by W319 million and non-controlling interest in subsidiaries increased by the same amount.
[2]	In November 2015, Gravity Middle East & Africa FZ LLC was liquidated in accordance with the law of United Arab Emirates. As a result of liquidation, the entire accumulated other comprehensive income balance of W624 million that relates to Gravity Middle East & Africa FZ LLC was reclassified to other income.